Income and other taxes - Net deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (161,206)	$ (217,153)	$ (221,682)	$ (164,091)
Deferred tax assets	111,614	60,065	59,532	102,341
Deferred tax liabilities	(272,820)	(277,218)	(281,214)	$ (266,432)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(447,077)	(425,743)	(425,743)
Deferred tax assets	(250,890)	(212,087)	(212,087)
Deferred tax liabilities	(196,187)	(213,656)	(213,656)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(45,501)	(53,400)	0
Deferred tax assets	(26,725)	(39,600)	0
Deferred tax liabilities	(18,776)	(13,800)	0
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(93,363)	(94,446)	(94,446)
Deferred tax assets	0	0	0
Deferred tax liabilities	(93,363)	(94,446)	(94,446)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(10,424)	(14,930)	(14,930)
Deferred tax assets	(48)	(6,700)	(6,700)
Deferred tax liabilities	(10,376)	(8,230)	(8,230)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(596,365)	(588,519)	(535,119)
Deferred tax assets	(277,663)	(258,387)	(218,787)
Deferred tax liabilities	(318,702)	(330,132)	(316,332)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	286,004	233,237	233,237
Deferred tax assets	286,004	233,237	233,237
Deferred tax liabilities	0	0	0
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	56,802	63,415	0
Deferred tax assets	33,979	45,239	0
Deferred tax liabilities	22,823	18,176	0
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	3,075	10,908	10,908
Deferred tax assets	0	1,170	1,170
Deferred tax liabilities	3,075	9,738	9,738
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	89,278	63,806	69,292
Deferred tax assets	69,294	38,806	43,912
Deferred tax liabilities	19,984	25,000	25,380
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	435,159	371,366	313,437
Deferred tax assets	389,277	318,452	278,319
Deferred tax liabilities	$ 45,882	$ 52,914	$ 35,118